[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

February 8, 2018

Samantha A. Brutlag

Kathy Churko

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	BlackRock MuniYield New Jersey Fund, Inc.
Registration Statement on Form N-14
(File Number 333-221928)

Dear Ms. Brutlag and Ms. Churko:

Thank you for your telephonic comments received on January 5, 2018 regarding the registration statement on Form N-14 (the “Registration Statement”) filed by BlackRock MuniYield New Jersey Fund, Inc. (the “Fund”) on December 6, 2017. On behalf of the Fund, we have articulated your comments to the best of our understanding and provided our responses to your comments below. Changes will be reflected in Pre-Effective Amendment No. 1 to the Fund’s Registration Statement, which the Fund intends to file on or about the date hereof and will be marked to show all changes made since the filing of the Registration Statement. Please note that terms that are capitalized but not defined herein shall have the same meaning assigned to them in the Registration Statement. Any changes made as a result of comments received on the Registration Statement that apply to the Fund’s proxy statement on Schedule 14A (the “Preferred Shares Proxy Statement”) have been made to the Preferred Shares Proxy Statement, as well.

General Disclosure Comments

Comment 1	Under the header “How will the Reorganizations affect the fees and expenses of the Funds?” in the Q&A section, please present the Total Expense Ratios both with and without the voluntary fee waiver.

Response 1	The Fund has added the requested disclosure to the Registration Statement.

Samantha A. Brutlag

Kathy Churko

Securities and Exchange Commission

February 8, 2018

Comment 2	Under the header “How will the Reorganizations affect the fees and expenses of the Funds?” in the Q&A section, please consider presenting the fee and expense figures in tabular format similar to the tabular disclosure in the Expense Table For Common Shareholders on p. 17 of the Registration Statement.

Response 2	The Fund has provided a cross reference to the tabular disclosure in the section entitled “Expense Table For Common Shareholders” on p. 17 of the Registration Statement.

Comment 3	Please review all fee and expense figures under the header “How will the Reorganizations affect the fees and expenses of the Funds?” in the Q&A section for accuracy.

Response 3	The Fund has reviewed and confirmed the requested figures.

Comment 4	With respect to the comparison of the Funds’ policies with respect to New Jersey Municipal Bonds, please disclose any differences in how each Fund includes interest in taxable income for purposes of the federal alternative minimum tax.

Response 4	The Fund has added disclosure to clarify that each Fund may include interest in taxable income for purposes of the federal alternative minimum tax.

Comment 5	Please disclose in the section entitled “Information about the Reorganizations—Reasons for the Reorganizations” any potentially negative factors that the Board considered in connection with determining whether to approve the Reorganizations in order to give a fair and balanced description of the Board’s deliberation process.

Response 5	The Fund respectfully submits that potentially negative factors – such as the expected costs of the Reorganizations, potential effects on each Fund’s premium/discount to NAV of Common Shares, and whether the Reorganizations would dilute the interests of shareholders of the Funds – are included in the Registration Statement.

Comment 6	Please disclose in the section entitled “The Acquiring Fund’s Investments—Investment Restrictions” any material differences among the investment restrictions of the Funds.

Response 6	The Fund has added disclosure in the Registration Statement to highlight the differences among the investment restrictions of the Funds.

Samantha A. Brutlag

Kathy Churko

Securities and Exchange Commission

February 8, 2018

Accounting Comments

Comment 7	With respect to the sentence “The Funds estimate that the completion of all of the Reorganizations would result in a Total Expense Ratio (including the Voluntary Waiver) for the Combined Fund of 1.92% on a historical and pro forma basis for the 12-month period ended July 31, 2017, representing a reduction in the Total Expense Ratio (including the Voluntary Waiver) for the common shareholders of BLJ, BNJ and the Acquiring Fund of 0.54%, 0.29% and 0.01%, respectively” under the header “How will the Reorganizations affect the fees and expenses of the Funds?” in the Q&A section, please supplementally explain the Fund’s use of the phrase “on a historical . . . basis” with respect to calculating the Total Expense Ratio (including the Voluntary Waiver) for the Combined Fund. Additionally, please remove the numeric estimates of “0.54%, 0.29% and 0.01%” in the captioned sentence and anywhere else the language appears in the Registration Statement.

Response 7	The Fund uses the phrase “on a historical . . . basis” with respect to calculating the Total Expense Ratio (including the Voluntary Waiver) for the Combined Fund to convey that the Total Expense Ratio for the Combined Fund is calculated using assets from the twelve-month period ended July 31, 2017. Additionally, the Fund has removed the requested numeric estimates from the Registration Statement.

Comment 8	Please confirm that the expenses shown in the Expense Table For Common Shareholders on p. 17 of the Registration Statement are based on current expenses. Additionally, the introduction to the Expense Table assumes that the Reorganizations had taken place on June 30, 2017. Please revise the references to “July 31, 2017” to refer to “August 1, 2016” or delete the clause assuming the Reorganizations had taken place on July 31, 2017.

Response 8	The Fund confirms that the expenses shown in the Expense Table For Common Shareholders are based on current expenses. If the Expense Table information were to assume that the relevant Reorganization had taken place on August 1, 2016, the percentages in the fee tables would be based on fees and expenses incurred during the 12-month period ended August 1, 2016. The Fund respectfully submits that the fees and expenses incurred during the 12-month period ended July 31, 2017 are the appropriate fees and expenses to be presented. The Fund has revised the introductory paragraph to clarify that the tables reflect the fees and expenses incurred by each Fund during the 12-month period ended July 31, 2017 (unaudited), and the pro forma expenses for the 12-month period ended July 31, 2017, for each possible Combined Fund.

Comment 9	Please review the example figures in the Expense Table For Common Shareholders for accuracy.

Samantha A. Brutlag

Kathy Churko

Securities and Exchange Commission

February 8, 2018

Response 9	The Fund has reviewed and confirmed the requested figures.

Comment 10	Please delete the statement that the Fund believes that consummation of all of the Reorganizations is the “most likely combination of the Reorganizations” in the first sentence under “Risk Factors And Special Considerations—Risks Related to the Reorganizations—Expenses.”

Response 10	The Fund has deleted the requested language.

Comment 11	Under “Risk Factors And Special Considerations—Risks Related to the Reorganizations—Expenses” please disclose supplementally how the pro forma Broadridge peer expense universe for the Combined Fund was identified.

Response 11	The pro forma Broadridge peer expense universe for the Combined Fund referenced in the Registration Statement consists of New Jersey municipal bond funds with assets under management similar to that of the Acquiring Fund post-Reorganization if all of the Reorganizations are consummated.

Comment 12	Please add the estimated costs of BNJ’s VMTP Refinancing of $215,000 to the estimated reorganization expenses of $263,000 attributable to BNJ in the Capitalization Table on p. 127 of the Registration Statement and elsewhere as appropriate in the Registration Statement.

Response 12	The Fund respectfully submits that the costs of BNJ’s VMTP Refinancing should not be included in BNJ’s estimated reorganization expenses. The VMTP Refinancing will be effected by redeeming BNJ’s VMTP Shares in their entirety using the proceeds from a new issuance of VRDP Shares. The Fund respectfully submits that for financial reporting purposes the redemption of BNJ’s VMTP Shares is therefore considered a debt extinguishment and the new issuance of VRDP Shares a new issuance. The costs associated with BNJ’s issuance of VRDP Shares will follow the GAAP treatment of amortizing the costs over the life of the VRDP Shares. By contrast, costs associated with the Reorganization will be expensed as incurred in accordance with GAAP.

Comment 13	Under “Pro Forma Financial Statements” beginning on p. S-43 of the Registration Statement, please disclose that each Reorganization is not contingent on the approval of the other Reorganizations. Additionally please confirm that this disclosure is consistent throughout the Registration Statement.

Response 13	The Fund has added the requested disclosure and made conforming changes as needed throughout the Registration Statement.

Samantha A. Brutlag

Kathy Churko

Securities and Exchange Commission

February 8, 2018

Comment 14	Please confirm the amount of increased common shares of 9,766,987 under “Pro Forma Financial Statements” on p. S-44 of the Registration Statement. This appears to be inconsistent with disclosure elsewhere in the Registration Statement. (For example, see the Capitalization Table on p. 127 of the Registration Statement.) Please review this disclosure for accuracy and confirm that it is consistent throughout the Registration Statement.

Response 14	The Fund has reviewed and confirmed the amount of shares issued in the Pro Forma Financial Statements and Capitalization Table. The Pro Forma Financial Statements are presented as of July 31, 2017 and include the effect of final net investment income distributions while the Capitalization Table is presented as of November 30, 2017 and does not include distributions of net investment income.

Comment 15	Under “Will I have to pay any sales load, commission or other similar fees in connection with the Reorganizations? in the Q&A section and under “Pro Forma Financial Statements” on p. S-46 of the Registration Statement, the Fund discloses that the costs associated with the Reorganizations will be borne directly by the respective Fund incurring the expense or allocated among the Funds proportionately or on another reasonable basis (emphasis added). This appears to be inconsistent with disclosure elsewhere in the Registration Statement that each Target Fund will bear its own costs incurred in connection with the Reorganizations. (For example, see the Expense Table For Common Shareholders on p. 17 of the Registration Statement.) Please review this disclosure for accuracy and confirm that it is consistent throughout the Registration Statement.

Response 15	The Fund has deleted such disclosure from the Registration Statement.

* * *

If you have any questions or comments or require any additional information in connection with the above, please telephone the undersigned at (312) 407-0501 or Thomas A. DeCapo at (617) 573-4814.

Very truly yours,

/s/ Laura N. Ferrell
Laura N. Ferrell